UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 033-67636
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 50
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 1,049
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
June 7, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on June 7, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated June 7, 2024
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA V and America's Future Horizon Annuity dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective May 1, 2024, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class, the value in the Current Expenses cell is deleted and replaced with the following: 1.26%
Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract.
•
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Accordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
PROS-0865
1

Incorporation by Reference
The prospectus, except as modified herein, and the Statement of Additional Information, that were effective May 1, 2024, previously filed with the Commission under SEC file No. 033-67636, are hereby incorporated by reference and made a part of this registration statement.
Prospectus:
1)
BOA America’s Vision Annuity prospectus effective May 1, 2024 filed on April 25, 2024, registration statement (033- 67636), as document number d780552d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information:
1)
BOA America’s Vision Annuity Statement of Additional Information effective May 1, 2024 filed on April 25, 2024, registration statement (033-67636), as document number d780552d485bpos.htm and hereby incorporated by reference.
1

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007, with Post-Effective Amendment No. 26 (File No. 33-67636) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 26 on April 27, 2007 (File No. 033-67636).
e)
Variable Annuity Application - Filed previously with Post-Effective Amendment No. 12 on April 29, 1998 (File No. 33-67636) and hereby incorporated by reference.
f)
Depositor's Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333- 164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm

7)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre- effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)
Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h8.htm. Portions of this exhibit have been redacted.
9)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
10)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
11)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
12)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
13)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
14)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
15)
This field is intentionally blank.
16)
This field is intentionally blank.
17)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
18)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
19)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
20)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
21)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
22)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm

23)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
24)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
31)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
33)
Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
34)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)
Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333- 105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
36)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm

38)
Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
39)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
40)
Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
41)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
42)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
43)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
44)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
45)
Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
46)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333- 137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm

6)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management, as amended, dated January 1, 2017 with the registration statement under 333-177439, post- effective amendment number 42 filed on April 25, 2024 as document d777109dex99i6.htm. Portions of this exhibit have been redacted.
7)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
8)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
10)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
11)
Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
14)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
15)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333- 43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
18)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
19)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
20)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
21)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm

22)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
23)
Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.
24)
Administrative Services Agreement with Lincoln Investment Advisors Corporation, as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasa.htm
25)
Distribution Services Agreement with Lincoln Financial Distributors, Inc., as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasab.htm
26)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
28)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay), as amended, dated May 1, 2016 with the registration statement under 333- 227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm. Portions of this exhibit have been redacted.
29)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
30)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
31)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
32)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
33)
Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
34)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
35)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
36)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm

37)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
38)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
39)
Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
40)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
41)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
42)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
43)
Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
44)
Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended, filed on April 26, 2022 with the registration statement under 333-103095, post effective amendment number 46 as document d313733dex9941.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with Post-Effective Amendment No. 26 on April 27, 2007 (File No. 033- 67636) and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Not Applicable.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Customer, Strategy and Innovation Officer	Mahaffey, Michael W.
Executive Vice President-Chief Transformation Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.

Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Legal – NF	Boyer, John N.
Senior Vice President-Human Resources – IT & Legal	Bretz, Angela D.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President-Corporate Operations & Litigation Legal	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Chief Technology Officer – Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Technology CFO & Procurement	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Corporate Real Estate	Sherry, Kieran P.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher Paul
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer – Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on June 7, 2024.
Nationwide Variable Account-II
(Registrant)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Nationwide Life Insurance Company
(Depositor)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on June 7, 2024.
/s/ JOHN L. CARTER*
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ ERIC S. HENDERSON*
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney